Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Segment Reporting

(in thousands) For the three months ended March 31, 2024	Insurance	Asset Management	Strong Global Entertainment	Other	Total
Net premiums earned	$775	$–	$–	$–	$775
Net investment income	(451)	(2,948)	–	–	(3,399)
Product sales	–	–	8,022	–	8,022
Service revenues	–	–	3,048	197	3,245
Total revenue	324	(2,948)	11,070	197	8,643
Income (loss) from continuing operations before income tax	(254)	(2,949)	252	(1,186)	(4,137)

For the three months ended March 31, 2023
Net premiums earned	$–	$–	$–	$–	$–
Net investment income	–	(3,542)	–	–	(3,542)
Product sales	–	–	7,204	–	7,204
Service revenues	–	–	2,747	158	2,905
Total revenue	–	(3,542)	9,951	158	6,567
Loss from continuing operations before income tax	–	(3,542)	576	(1,131)	(4,097)

As of March 31, 2024
Segment assets	$38,628	$38,863	$20,651	$12,137	$110,279

Schedule of Geographic Area

The following tables summarize the Company’s products and services revenue by geographic area for the three months ended March 31, 2024 and 2023:

(in thousands)	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
United States	$9,826	$8,735
Canada	163	313
China	81	22
Mexico	18	-
Latin America	160	256
Europe	656	396
Asia (excluding China)	88	153
Other	275	234
Total	$11,267	$10,109

Schedule Disaggregate Product Sales and Services Revenue

The following tables disaggregate the Company’s product sales and services revenue by major source for the three months ended March 31, 2024 and 2023:

	Three Months Ended March 31, 2024			Three Months Ended March 31, 2023
(in thousands)	Strong Entertainment	Other	Total	Strong Entertainment	Other	Total
Screen system sales	$3,035	$-	$3,035	$2,958	$-	$2,958
Digital equipment sales	4,238	-	4,238	3,526	-	3,526
Extended warranty sales	58	-	58	51	-	51
Other product sales	691	-	691	669	-	669
Total product sales	8,022	-	8,022	7,204	-	7,204
Field maintenance and monitoring services	1,909	-	1,909	1,891	-	1,891
Installation services	936	-	936	802	-	802
Other service revenues	203	197	400	54	158	212
Total service revenues	3,048	197	3,245	2,747	158	2,905
Total	$11,070	$197	$11,267	$9,951	$158	$10,109

Schedule Disaggregate Revenue by the Timing of Transfer of Goods or Services

The following tables disaggregate the Company’s revenue by the timing of transfer of goods or services to the customer for the three months March 31, 2024 and March 31, 2023:

(in thousands)	Three Months Ended March 31, 2024			Three Months Ended March 31, 2023
	Strong Entertainment	Other	Total	Strong Entertainment	Other	Total
Point in time	$9,473	$2	$9,475	$8,430	$14	$8,444
Over time	1,597	195	1,792	1,521	144	1,665
Total	$11,070	$197	$11,267	$9,951	$158	$10,109

FG Group Holdings Inc [Member]
Summary of Segment Reporting

	Years Ended December 31,
	2023	2022
	(in thousands)
Net revenues
Strong Entertainment	$42,616	$38,953
Other	712	1,370
Total net revenues	43,328	40,323

Gross profit
Strong Entertainment	10,577	9,462
Other	987	1,370
Total gross profit	11,564	10,832

Operating income (loss)
Strong Entertainment	1,016	3,316
Other	(445)	(736)
Total segment operating income	571	2,580
Unallocated administrative expenses	(4,020)	(4,385)
Loss from operations	(3,449)	(1,805)
Other (loss) income, net	(3,731)	(4,724)
(Loss) income from continuing operations before income taxes and equity method holding (loss) income	$(7,180)	$(6,529)

	Years Ended December 31,
	2023	2022
	(in thousands)
Capital expenditures:
Strong Entertainment	$429	$253
Other	19	662
Total capital expenditures from continuing operations	$448	$915

Depreciation, amortization and impairment:
Strong Entertainment	$596	$697
Other	540	700
Total depreciation, amortization and impairment from continuing operations	$1,136	$1,397

(In thousands)	December 31, 2023	December 31, 2022
Identifiable assets
Strong Entertainment	$22,083	$35,392
Corporate assets	40,060	36,361
Total	$62,143	$71,753

Schedule of Geographic Area

Summary by Geographical Area

	Years December 31,
(In thousands)	2023	2022
Net revenues
United States	$36,822	$34,955
Canada	1,192	1,622
China	22	327
Mexico	145	20
Latin America	593	592
Europe	1,450	1,076
Asia (excluding China)	2,265	809
Other	839	922
Total	$43,328	$40,323

(In thousands)	December 31, 2023	December 31, 2022
Identifiable assets
United States	$33,518	$51,423
Canada	28,625	20,330
Total	$62,143	$71,753

Schedule Disaggregate Product Sales and Services Revenue

The following tables disaggregate the Company’s revenue by major source for the years ended December 31, 2023 and December 31, 2022 (in thousands):

	Year Ended December 31, 2023			Year Ended December 31, 2022
	Strong Entertainment	Other	Total	Strong Entertainment	Other	Total
Screen system sales	$14,925	$-	$14,925	$13,923	$-	$13,923
Digital equipment sales	12,937	-	12,937	13,245	-	13,245
Extended warranty sales	182	-	182	347	-	347
Other product sales	2,732	-	2,732	2,604	-	2,604
Total product sales	30,776	-	30,776	30,119	-	30,119
Field maintenance and monitoring services	7,808	-	7,808	6,797	-	6,797
Installation services	3,508	-	3,508	1,889	-	1,889
Other service revenues	524	712	1,236	148	1,370	1,518
Total service revenues	11,840	712	12,552	8,834	1,370	10,204
Total	$42,616	$712	$43,328	$38,953	$1,370	$40,323

Schedule Disaggregate Revenue by the Timing of Transfer of Goods or Services

The following tables disaggregate the Company’s revenue by the timing of transfer of goods or services to the customer for the years ended December 31, 2023 and December 31, 2022 (in thousands):

	Year Ended December 31, 2023			Year Ended December 31, 2022
	Strong Entertainment	Other	Total	Strong Entertainment	Other	Total
Point in time	$36,441	$66	$36,507	$33,599	$139	$33,738
Over time	6,175	646	6,821	5,354	1,231	6,585
Total	$42,616	$712	$43,328	$38,953	$1,370	$40,323